Stockholders' Equity - Common Stock (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Exercised	134,877	171,546	317,139	94,346
Proceeds from issuance of common stock upon exercise of option	$ 71		$ 47	$ 33